EQUITY METHOD INVESTMENT - Schedule of Equity Method Investments (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
EQUITY METHOD INVESTMENT
Balance at beginning of period			$ 310	$ 525	$ 525	$ 608
Share of losses	$ 13	$ 4	38	$ 9	39	225
Distributions					(254)	(308)
Balance at end of period	$ 278		$ 278		$ 310	$ 525